[Voya Stationery]

J. Neil McMurdie
Senior Counsel
(860) 580-2824
Fax: (860) 580-4897
neil.mcmurdie@voya.com

December 17, 2014

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re: Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: AFT Choice Plus
File Nos.: 333-105479 and 811-02513
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the Contract
Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (“Amendment No. 19”) for Variable Annuity Account C of
Voya Retirement Insurance and Annuity Company (the “Registrant”) that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 19 which was declared effective immediately on December 16, 2014. The text of Amendment No. 19 was filed electronically on December 16, 2014.

If you have any questions regarding this submission, please call the undersigned at (860) 580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

Windsor Site	Voya Services Company
One Orange Way, C2N
Windsor, CT 06095-4774